Subsequent Events (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 25, 2016	Dec. 31, 2015	Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Event [Line Items]
Contributions		$ 10,839,408	$ 4,656,175
Millburn Multi-Markets Fund L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 4,164,000
Withdrawls	2,073,550
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Event [Line Items]
Contributions		$ 10,839,408	$ 8,701,175
Millburn Multi-Markets Trading L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	4,164,000
Withdrawls	$ 2,073,550